Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Jan. 28, 2013
(Delaware Healthcare Fund) | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.48%
Total annual fund operating expenses	1.63%
Fee waivers and expense reimbursements	(0.05%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.58%
(Delaware Healthcare Fund) | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.48%
Total annual fund operating expenses	2.33%
Fee waivers and expense reimbursements	none
Total annual fund operating expenses after fee waivers and expense reimbursements	2.33%
(Delaware Healthcare Fund) | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.48%
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	none
Total annual fund operating expenses after fee waivers and expense reimbursements	1.33%
(Delaware Healthcare Fund) | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.48%
Total annual fund operating expenses	1.93%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.83%
(Delaware Smid Cap Growth Fund) | Class A
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	0.30%	[2]
Other expenses	0.24%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	none
Total annual fund operating expenses after fee waivers and expense reimbursements	1.25%
(Delaware Smid Cap Growth Fund) | Class B
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual fund operating expenses	1.95%
Fee waivers and expense reimbursements	none
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
(Delaware Smid Cap Growth Fund) | Class C
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual fund operating expenses	1.95%
Fee waivers and expense reimbursements	none
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
(Delaware Smid Cap Growth Fund) | Institutional Class
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	none
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
(Delaware Smid Cap Growth Fund) | Class R
Operating Expenses:
Management fees	0.71%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.24%
Total annual fund operating expenses	1.55%
Fee waivers and expense reimbursements	(0.10%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from January 28, 2013 through January 28, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2013 through January 28, 2014 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.
[2]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees from January 28, 2013 through January 28, 2014 to no more than 0.50% of its average daily net assets. The waiver may only be terminated by agreement of the Distributor and the Fund. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% (currently voluntarily limited to 0.25%) on all shares acquired on or after June 1, 1992. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.